Submission	Jun. 30, 2026
Submission [Line Items]
Central Index Key	0001703956
Registrant Name	Concrete Pumping Holdings, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES